Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues
Total revenues	$ 3,329,256	$ 8,037,105	$ 9,695,402
Expenses
Commission expenses	1,336,262	2,324,277	2,818,124
Compensation and benefits	1,746,767	1,361,327	1,010,460
Communications and technology	644,656	719,579	775,464
Occupancy	130,734	133,304	124,792
Travel and business development	57,105	120,114	188,963
Professional fees	586,959	1,825,913	1,207,552
Allowance for expected credit loss	2,679,859	170,643
Impairment of long-term investment	256,420
Other administrative expenses	1,713,738	394,101	140,784
Total expenses	9,152,500	7,049,258	6,266,139
Income (loss) before income taxes	(5,823,244)	987,847	3,429,263
Income tax benefits (expense)	(146,104)	63,692	(31,520)
Net income (loss)	(5,969,348)	1,051,539	3,397,743
Other comprehensive income (loss)
Total foreign currency translation adjustment	251,524	(205,352)	115,501
Total comprehensive (loss) income	$ (5,717,824)	$ 846,187	$ 3,513,244
Earnings (loss) per share:
Basic (in Dollars per share)	$ (0.16)	$ 0.03	$ 0.1
Diluted (in Dollars per share)	$ (0.16)	$ 0.03	$ 0.1
Weighted average number of ordinary shares outstanding:
Basic (in Shares)	37,031,391	32,278,485	34,165,920
Diluted (in Shares)	37,031,391	32,278,485	34,165,920
Futures brokerage commissions
Revenues
Total revenues	$ 1,830,241	$ 3,392,853	$ 4,312,075
Trading solution service revenues
Revenues
Total revenues	805,833	2,728,732	4,396,207
Trading gains from over-the-counter (“OTC”) derivatives business
Revenues
Total revenues	145,579	118,974
Interest income from loan business
Revenues
Total revenues	832,724	236,556
Other service revenues
Revenues
Total revenues	231,356	278,883	294,083
Trading gains (losses)
Revenues
Total revenues	(1,419,741)	121,964	193,926
Interest income and other
Revenues
Total revenues	$ 903,264	$ 1,159,143	$ 499,111